Vessels, net (Tables)	6 Months Ended
Jun. 30, 2026
Vessels, net [Abstract]
Vessels Net Book Value
The amounts of Vessels, net, in the accompanying consolidated balance sheets are analyzed as follows:

	Vessels’ Cost	Accumulated Depreciation	Net Book Value
Balance, December 31, 2025	$497,838	$(48,149)	$449,689
- Vessels’ acquisitions transferred from advances	68,753	-	68,753
- Vessels’ transferred to Held for Sale	(64,702)	14,412	(50,290)
- Depreciation	-	(11,790)	(11,790)
Balance, June 30, 2026	$501,889	$(45,527)	$456,362